APPROVAL OF CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2022
Disclosure of notes and other explanatory information [Abstract]
APPROVAL OF CONSOLIDATED FINANCIAL STATEMENTS	APPROVAL OF CONSOLIDATED FINANCIAL STATEMENTS The Consolidated Financial Statements were approved by the Board of Directors on February 15, 2023. Martín Migoya President